Share Capital - Schedule of Outstanding and Exercisable Options (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Number of options outstanding	1,674,207
Options exercisable Number of options exercisable	1,498,859
Exercise prices 7.50 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 7.5	[1]
Options outstanding Number of options outstanding	80,000
Options outstanding Weighted average remaining contractual Life	7 years 2 months 26 days
Options exercisable Number of options exercisable	54,999
Options exercisable Weighted average remaining contractual life	7 years 2 months 26 days
Exercise prices 6.50 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 6.5	[1]
Options outstanding Number of options outstanding	7,406
Options outstanding Weighted average remaining contractual Life	6 years 3 months
Options exercisable Number of options exercisable	4,781
Options exercisable Weighted average remaining contractual life	5 years 6 months
Exercise prices 6.39 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 6.39	[1]
Options outstanding Number of options outstanding	913,836
Options outstanding Weighted average remaining contractual Life	4 years 3 months 25 days
Options exercisable Number of options exercisable	873,611
Options exercisable Weighted average remaining contractual life	4 years 2 months 23 days
Exercise prices 5.65 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.65	[1]
Options outstanding Number of options outstanding	11,000
Options outstanding Weighted average remaining contractual Life	3 years 9 months
Options exercisable Number of options exercisable	8,502
Options exercisable Weighted average remaining contractual life	2 years 5 months 23 days
Exercise prices 5.33 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.33	[1]
Options outstanding Number of options outstanding	61,000
Options outstanding Weighted average remaining contractual Life	1 year 6 months
Options exercisable Number of options exercisable	58,127
Options exercisable Weighted average remaining contractual life	1 year 2 months 23 days
Exercise prices 5.26 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.26	[1]
Options outstanding Number of options outstanding	19,500
Options outstanding Weighted average remaining contractual Life	5 years 9 months
Options exercisable Number of options exercisable	10,124
Options exercisable Weighted average remaining contractual life	4 years 2 months 15 days
Exercise prices 5.07 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.07	[1]
Options outstanding Number of options outstanding	139,500
Options outstanding Weighted average remaining contractual Life	29 days
Options exercisable Number of options exercisable	139,500
Options exercisable Weighted average remaining contractual life	29 days
Exercise prices 4.26 Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 4.26	[1]
Options outstanding Number of options outstanding	25,500
Options outstanding Weighted average remaining contractual Life	8 years 1 month 6 days
Options exercisable Number of options exercisable	6,750
Options exercisable Weighted average remaining contractual life	7 years 8 months 1 day
Exercise prices 4.02 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 4.02	[1]
Options outstanding Number of options outstanding	342,465
Options outstanding Weighted average remaining contractual Life	2 years 1 month 24 days
Options exercisable Number of options exercisable	342,465
Options exercisable Weighted average remaining contractual life	2 years 1 month 24 days
Exercise prices 2.66 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 2.66	[1]
Options outstanding Number of options outstanding	10,000
Options outstanding Weighted average remaining contractual Life	9 years 7 months 20 days
Options exercisable Number of options exercisable
Options exercisable Weighted average remaining contractual life
Exercise prices 2.22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 2.22	[1]
Options outstanding Number of options outstanding	64,000
Options outstanding Weighted average remaining contractual Life	9 years 10 months 28 days
Options exercisable Number of options exercisable
Options exercisable Weighted average remaining contractual life

[1]	In U.S. dollars per Ordinary Share.